Average Annual Total Returns - ProShares Inflation Expectations	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	FTSE 30-Year TIPS (Treasury Rate-Hedged) OneYear		FTSE 30-Year TIPS (Treasury Rate-Hedged) FiveYears		FTSE 30-Year TIPS (Treasury Rate-Hedged) SinceInception
Total	2.18%	1.04%	(2.61%)	Jan. 10, 2012	1.87%	0.27%	(3.27%)	1.29%	0.45%	(2.19%)	2.31%	[1],[2]	0.37%	[1],[2]	(2.43%)	[1],[2]

[1]	Index performance through April 17, 2016 reflects the performance of the Credit Suisse 30-Year Inflation Breakeven Index. Index performance beginning on April 18, 2016 reflects the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.